Risk Management Activities - Interest Rate Risk (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Change In Risk Variable, Percent	0.15%	0.15%	0.15%